UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23855

Eaton Vance Floating-Rate Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2023

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance
Floating-Rate Opportunities Fund
Semiannual Report
November 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report November 30, 2023
Eaton Vance
Floating-Rate Opportunities Fund

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA, Edward J. Greenaway, CFA and Steve Sebo
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	09/29/2023	09/29/2023	—%	—%	1.86%

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	—%	—%	1.23%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Fund Profile

Top 10 Issuers (% of total investments)[1]
Carlyle Global Market Strategies CLO, Ltd.	5.9%
Benefit Street Partners CLO XXXII, Ltd.	5.9
Octagon 68, Ltd.	5.8
Elmwood CLO XI, Ltd.	4.7
OCP Aegis CLO, Ltd.	3.8
Basswood Park CLO, Ltd.	3.7
TCW CLO, Ltd.	3.7
Crown City CLO I	3.5
Jamestown CLO XV, Ltd.	2.5
GoldenTree Loan Opportunities XII, Ltd.	2.3
Total	41.8%
Top 10 Industries (% of total investments)[1]
Software	8.0%
Hotels, Restaurants & Leisure	5.0
Insurance	3.4
Chemicals	3.3
Auto Components	3.0
Professional Services	2.6
Machinery	2.3
Aerospace and Defense	1.9
Road & Rail	1.9
Gas Utilities	1.5
Total	32.9%

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
Fund profile subject to change due to active management.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 46.3%
Security	Principal Amount (000's omitted)	Value
Basswood Park CLO, Ltd., Series 2021-1A, Class E, 11.827%, (3 mo. SOFR + 6.412%), 4/20/34(1)(2)	$2,000	$ 1,916,182
Benefit Street Partners CLO XXXII, Ltd., Series 2023-32A, Class E, 12.715%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	3,000	3,027,876
Canyon Capital CLO, Ltd., Series 2019-1A, Class ER, 12.806%, (3 mo. SOFR + 7.412%), 4/15/32(1)(2)	1,000	968,487
Carlyle Global Market Strategies CLO, Ltd., Series 2022-6A, Class ER, 13.278%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	3,000	3,029,193
Crown City CLO I, Series 2020-1A, Class DR, 12.677%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	2,000	1,809,282
Elmwood CLO XI, Ltd., Series 2021-4A, Class E, 11.677%, (3 mo. SOFR + 6.262%), 10/20/34(1)(2)	2,500	2,439,222
GoldenTree Loan Opportunities XII, Ltd., Series 2016-12A, Class ER, 11.074%, (3 mo. SOFR + 5.662%), 7/21/30(1)(2)	1,250	1,196,823
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 12.377%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,070	1,022,227
Jamestown CLO XV, Ltd., Series 2020-15A, Class E, 12.656%, (3 mo. SOFR + 7.262%), 4/15/33(1)(2)	1,310	1,291,145
OCP Aegis CLO, Ltd., Series 2023-29A, Class E, (3 mo. SOFR + 7.72%), 1/20/35(1)(3)	2,000	1,950,000
Octagon 68, Ltd., Series 2023-1A, Class E, 12.591%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	3,000	3,002,937
TCW CLO, Ltd., Series 2019-2A, Class ER, 12.066%, (3 mo. SOFR + 6.65%), 10/20/32(1)(2)	2,000	1,886,686
Total Asset-Backed Securities (identified cost $23,067,857)		$23,540,060

Senior Floating-Rate Loans — 47.8%(4)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 2.0%
TransDigm, Inc., Term Loan, 8.64%, (SOFR + 3.25%), 8/24/28	$997	$ 999,077
		$ 999,077
Auto Components — 2.9%
Autokiniton US Holdings, Inc., Term Loan, 9.963%, (SOFR + 4.50%), 4/6/28	$748	$ 750,035
Clarios Global, L.P., Term Loan, 9.098%, (SOFR + 3.75%), 5/6/30	750	752,062
		$ 1,502,097
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 1.0%
MajorDrive Holdings IV, LLC, Term Loan, 6/1/29(5)	$500	$ 497,500
		$ 497,500
Beverages — 1.0%
Triton Water Holdings, Inc., Term Loan, 8.902%, (SOFR + 3.25%), 3/31/28	$499	$ 491,127
		$ 491,127
Capital Markets — 1.0%
Focus Financial Partners, LLC, Term Loan, 8.598%, (SOFR + 3.25%), 6/30/28	$499	$ 499,364
		$ 499,364
Chemicals — 3.3%
Charter NEX US, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 12/1/27	$499	$ 497,338
INEOS US Finance, LLC, Term Loan, 9.198%, (SOFR + 3.75%), 11/8/27	748	748,120
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26	499	447,584
		$ 1,693,042
Consumer Staples Distribution & Retail — 1.0%
Cardenas Markets, Inc., Term Loan, 12.24%, (SOFR + 6.75%), 8/1/29	$499	$ 499,468
		$ 499,468
Containers & Packaging — 1.5%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.623%, (SOFR + 4.18%), 4/13/29	$748	$ 743,106
		$ 743,106
Diversified Consumer Services — 1.0%
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27	$499	$ 487,035
		$ 487,035
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28	$499	$ 476,291
		$ 476,291

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction — 1.0%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28	$499	$ 494,719
		$ 494,719
Gas Utilities — 1.5%
CQP Holdco, L.P., Term Loan, 8.99%, (SOFR + 3.50%), 6/5/28	$748	$ 750,471
		$ 750,471
Health Care Equipment & Supplies — 0.9%
Journey Personal Care Corp., Term Loan, 3/1/28(5)	$500	$ 483,750
		$ 483,750
Health Care Technology — 0.9%
Symplr Software, Inc., Term Loan, 9.983%, (SOFR + 4.50%), 12/22/27	$499	$ 435,010
		$ 435,010
Hotels, Restaurants & Leisure — 5.0%
Carnival Corporation, Term Loan, 8.713%, (SOFR + 3.25%), 10/18/28	$997	$ 994,137
Ontario Gaming GTA L.P., Term Loan, 9.64%, (SOFR + 4.25%), 8/1/30	500	501,641
Playa Resorts Holding B.V., Term Loan, 9.58%, (SOFR + 4.25%), 1/5/29	748	749,852
Stars Group Holdings B.V. (The), Term Loan, 8.902%, (SOFR + 3.25%), 7/22/28	314	314,820
		$ 2,560,450
Insurance — 3.4%
AssuredPartners, Inc., Term Loan, 8.963%, (SOFR + 3.50%), 2/12/27	$748	$ 748,324
USI, Inc., Term Loan, 9.14%, (SOFR + 3.75%), 11/22/29	997	999,585
		$ 1,747,909
IT Services — 1.4%
Asurion, LLC, Term Loan, 9.698%, (SOFR + 4.25%), 8/19/28	$748	$ 736,899
		$ 736,899
Machinery — 2.4%
Conair Holdings, LLC, Term Loan, 9.213%, (SOFR + 3.75%), 5/17/28	$499	$ 478,934
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Engineered Machinery Holdings, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 5/19/28	$748	$ 727,057
		$ 1,205,991
Metals/Mining — 0.9%
PMHC II, Inc., Term Loan, 9.807%, (SOFR + 4.25%), 4/23/29	$499	$ 447,464
		$ 447,464
Professional Services — 2.6%
CoreLogic, Inc., Term Loan, 8.963%, (SOFR + 3.50%), 6/2/28	$499	$ 470,394
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28	499	409,112
Neptune Bidco US, Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29	499	448,352
		$ 1,327,858
Real Estate Management & Development — 1.0%
Greystar Real Estate Partners, LLC, Term Loan, 9.147%, (SOFR + 3.75%), 8/21/30	$500	$ 501,250
		$ 501,250
Road & Rail — 1.9%
Hertz Corporation (The):
Term Loan, 8.713%, (SOFR + 3.25%), 6/30/28	$837	$ 827,681
Term Loan, 8.713%, (SOFR + 3.25%), 6/30/28	161	159,577
		$ 987,258
Software — 8.3%
Central Parent, Inc., Term Loan, 9.406%, (SOFR + 4.00%), 7/6/29	$1,000	$ 1,001,797
CentralSquare Technologies, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 8/29/25	499	475,237
Cloud Software Group, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 3/30/29	499	478,794
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27	499	473,776
Sabre GLBL, Inc., Term Loan, 10.448%, (SOFR + 5.00%), 6/30/28	500	430,625
Skillsoft Corporation, Term Loan, 10.694%, (SOFR + 5.25%), 7/14/28	499	465,001

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Veritas US, Inc., Term Loan, 10.463%, (SOFR + 5.00%), 9/1/25	$499	$ 393,987
Vision Solutions, Inc., Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28	499	488,650
		$ 4,207,867
Specialty Retail — 1.0%
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28	$499	$ 496,187
		$ 496,187
Total Senior Floating-Rate Loans (identified cost $24,475,211)		$24,271,190

Short-Term Investments — 7.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(6)	3,878,550	$ 3,878,550
Total Short-Term Investments (identified cost $3,878,550)		$ 3,878,550
Total Investments — 101.7% (identified cost $51,421,618)		$51,689,800
Other Assets, Less Liabilities — (1.7)%		$ (851,453)
Net Assets — 100.0%		$50,838,347
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $23,540,060 or 46.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2023.
(3)	When-issued, variable rate security whose interest rate will be determined after November 30, 2023
(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(5)	This Senior Loan will settle after November 30, 2023, at which time the interest rate will be determined.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Statement of Assets and Liabilities (Unaudited)

November 30, 2023
Assets
Unaffiliated investments, at value (identified cost $47,543,068)	$ 47,811,250
Affiliated investments, at value (identified cost $3,878,550)	3,878,550
Cash	1,006,328
Interest receivable	401,809
Dividends receivable from affiliated investments	42,917
Receivable from affiliates	85,026
Deferred offering costs	681,133
Prepaid expenses	100,000
Total assets	$54,007,013
Liabilities
Payable for investments purchased	$ 972,500
Payable for when-issued securities	1,960,000
Payable to affiliates:
Investment adviser and administration fee	39,803
Trustees' fees	1,518
Accrued expenses	194,845
Total liabilities	$ 3,168,666
Net Assets	$50,838,347
Sources of Net Assets
Paid-in capital	$ 50,574,215
Distributable earnings	264,132
Net Assets	$50,838,347
Class I Shares
Net Assets	$ 50,838,347
Shares Outstanding	5,057,383
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.05

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Statement of Operations (Unaudited)

Period Ended
November 30, 2023(1)
Investment Income
Dividend income from affiliated investments	$ 185,663
Interest income	581,891
Total investment income	$767,554
Expenses
Investment adviser and administration fee	$ 81,944
Trustees’ fees and expenses	1,518
Custodian fee	5,400
Transfer and dividend disbursing agent fees	5,940
Legal and accounting services	25,260
Printing and postage	3,060
Amortization of deferred offering costs	141,660
Registration fees	1,200
Miscellaneous	5,079
Total expenses	$271,061
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 173,507
Total expense reductions	$173,507
Net expenses	$ 97,554
Net investment income	$670,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 165
Net realized gain	$ 165
Change in unrealized appreciation (depreciation):
Investments	$ 268,182
Net change in unrealized appreciation (depreciation)	$268,182
Net realized and unrealized gain	$268,347
Net increase in net assets from operations	$938,347
(1)	For the period from the commencement of operations, September 29, 2023, to November 30, 2023.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Statement of Changes in Net Assets (Unaudited)

Period Ended November 30, 2023(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 670,000
Net realized gain	165
Net change in unrealized appreciation (depreciation)	268,182
Net increase in net assets from operations	$ 938,347
Distributions to shareholders:
Class I	$ (674,215)
Total distributions to shareholders	$ (674,215)
Transactions in shares of beneficial interest:
Class I	$ 50,574,215
Net increase in net assets from Fund share transactions	$50,574,215
Net increase in net assets	$50,838,347
Net Assets
At beginning of period	$ —
At end of period	$50,838,347
(1)	For the period from the commencement of operations, September 29, 2023, to November 30, 2023.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Financial Highlights

Class I
Period Ended November 30, 2023(1) (Unaudited)
Net asset value — Beginning of period	$ 10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.134
Net realized and unrealized gain	0.051
Total income from operations	$ 0.185
Less Distributions
From net investment income	$ (0.135)
Total distributions	$ (0.135)
Net asset value — End of period	$10.050
Total Return(3)	1.86% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 50,838
Ratios (as a percentage of average daily net assets):
Expenses	1.15% (5)(6)(7)
Net investment income	7.78% (6)
Portfolio Turnover	2% (4)
(1)	For the period from the commencement of operations, September 29, 2023, to November 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.05% of average daily net assets for the period ended November 30, 2023).
(6)	Annualized.
(7)	The investment adviser reimbursed certain operating expenses (equal to 2.02% of average daily net assets for the period ended November 30, 2023). Absent this reimbursement, total return would be lower.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund intends to  continuously offer its shares and operate as an interval fund that makes periodic repurchase offers pursuant to Rule 23c-3 under the 1940 Act. The Fund does not currently intend to list its shares for trading on any national securities exchange and does not expect any secondary trading market in its shares to develop. The Fund's investment objective is to seek to provide a high level of current income. The Fund commenced operations on September 29, 2023. As of November 30, 2023, the Fund offered Class I shares, which are sold at net asset value (NAV) and are not subject to a sales charge. Pursuant to exemptive relief granted from the Securities and Exchange Commission, which permits the Fund to, among other things, offer multiple classes of shares, the Fund began offering Class A and Class U shares effective December 15, 2023. Class A shares are generally subject to a sales charge at time of purchase and Class U shares are sold at NAV.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of November 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Offering Costs—Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs are reflected as deferred offering costs on the Statement of Assets and Liabilities.
H  Interim Financial Statements—The interim financial statements relating to November 30, 2023 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund records distributions from net investment income daily and intends to make monthly distributions of net investment income to shareholders. These distributions may be paid to shareholders or reinvested in accordance with the Fund’s dividend reinvestment plan. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$51,426,313
Gross unrealized appreciation	$ 523,698
Gross unrealized depreciation	(260,211)
Net unrealized appreciation	$ 263,487

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily managed assets as follows and is payable monthly:
Average Daily Managed Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
Managed assets, as defined in the Fund's investment advisory and administrative agreement, includes the Fund’s net assets, plus all assets attributable to any form of investment leverage the Fund may utilize, including borrowings. For the period ended November 30, 2023, the investment adviser and administration fee amounted to $81,944 or 0.95% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended November 30, 2023, the investment adviser and administration fee paid was reduced by $4,876 relating to the Fund’s investment in the Liquidity Fund.
EVM has contractually agreed to reimburse the Fund’s expenses to the extent that operating expenses of the Fund (other than advisory and administration fees, distribution and/or service (12b-1) fees and certain excluded expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses and other expenses not incurred in the ordinary course of the Fund’s business) exceed 0.25% per annum of the Fund’s average daily net assets. This expense reimbursement will continue through May 31, 2026. Any amendment to or termination of this reimbursement would require approval of the Fund's Board of Trustees. Pursuant to this agreement, EVM was allocated $168,631 of the Fund’s operating expenses for the period ended November 30, 2023.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $48,008,550 and $487,633, respectively, for the period ended November 30, 2023.
5  Shares of Beneficial Interest and Periodic Repurchase Offers
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Period Ended November 30, 2023
	Shares	Amount
Class I
Sales	4,990,000	$ 49,900,000
Issued to shareholders electing to receive payments of distributions in Fund shares	67,383	674,215
Net increase	5,057,383	$50,574,215
At November 30, 2023, EVM owned 100% of the outstanding shares of the Fund.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at NAV. Subject to applicable law and approval of the Board of Trustees of the Fund, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at NAV. There were no repurchase offers during the period ended November 30, 2023.
6  Credit Agreement
Effective November 15, 2023, the Fund has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $15 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through November 15, 2025, the Fund pays a commitment fee of 0.20% per annum on the unused portion of the borrowing limit if the principal amount of outstanding loans at any time exceeds 60% of the borrowing limit. If the principal amount of outstanding loans at any time is less than 60% of the borrowing limit, the Fund pays a commitment fee of 0.20% per annum on the unused portion of the borrowing limit that exceeds 60% of the borrowing limit and 0.40% per annum on the excess unused portion of the borrowing limit. The commitment fee commences 120 days after the effective date of the Agreement. In connection with the Agreement, the Fund paid upfront fees of $100,000, which are included in prepaid expenses on the Statement of Assets and Liabilities and will be amortized to interest expense to November 15, 2025. The Fund had no borrowings outstanding pursuant to the Agreement for the period ended November 30, 2023.
7  Affiliated Investments
At November 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,878,550, which represents 7.6% of the Fund's net assets. Transactions in such investments by the Fund for the period ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$52,680,833	$(48,802,283)	$ —	$ —	$3,878,550	$185,663	3,878,550
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 23,540,060	$ —	$ 23,540,060
Senior Floating-Rate Loans	—	24,271,190	—	24,271,190
Short-Term Investments	3,878,550	—	—	3,878,550
Total Investments	$ 3,878,550	$ 47,811,250	$ —	$51,689,800

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans and other debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Subsequent Event
The Fund commenced its first quarterly repurchase offer on December 18, 2023 to repurchase up to five percent of its outstanding shares at the Fund’s net asset value on the Repurchase Pricing Date, as defined in the repurchase offer. The offer period ended at the close of business of the New York Stock Exchange on January 17, 2024. There were no shares repurchased by the Fund pursuant to this repurchase offer.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.
At a meeting of the Board of Trustees (the “Board”) of Eaton Vance Floating-Rate Opportunities Fund (the “Fund”) held on April 18 and 19, 2023 (the “Meeting”), the Board, including a majority of the independent trustees (the “Independent Trustees”), voted to approve the investment advisory and administrative agreement (the “Agreement”) between the Fund and Eaton Vance Management (the “Adviser”).
Prior to voting its approval of the Agreement, the Board received information from the Adviser that the Board considered reasonably necessary to evaluate the terms of the Agreement. The Board considered information furnished by the Adviser for the Meeting relating specifically to the Fund, as well as information furnished by the Adviser for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process with respect to other registered investment companies advised by the Adviser or Boston Management and Research (the “Eaton Vance Funds”) over the course of the year leading up to the Meeting.
The information that the Board considered included, among other things, the following:
Information about Fees and Expenses
• The advisory and other fees payable by the Fund and the anticipated total expense ratio of the Fund;
•  Information comparing the advisory and other fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);
•  Information comparing the expected total expense ratio and its components to comparable funds;
• Pro forma profitability analyses for the Adviser with respect to the Fund;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services to be provided by the Adviser, including with respect to the Fund’s investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about policies and practices of the Adviser with respect to trading, including processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits received as a result of brokerage allocation, including information with respect to “soft dollars”;
Information about the Adviser
•  Information regarding the financial condition, ownership structure and resources of the Adviser;
•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other pooled investment vehicles and/or investment accounts;
•  Information regarding the Adviser’s and its affiliates’, including the Adviser’s parent company’s (Morgan Stanley’s), efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent;
• The Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates; and
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the Adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the Adviser and its affiliates;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the Fund, including Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Board of Trustees’ Contract Approval — continued

• The risks which the Adviser and/or its affiliates incur in connection with the management and operation of the Eaton Vance Funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
•  Information regarding the terms of the Agreement.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Agreement with the Adviser, including its fee structure, are in the interests of shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Agreement for the Fund. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the Agreement.
Nature, Extent and Quality of Services
In considering whether to approve the Agreement for the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments to be held by the Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in floating rate credit investments, including senior floating rate loans, debt tranches of collateralized loan obligations, and floating rate private credit investments. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who are expected to provide services to the Fund, including portfolio managers and analysts. The Board noted that the Fund is a closed-end interval fund that operates in accordance with the framework set forth in Rule 23c-3 under the 1940 Act. In this connection, the Board considered the special attributes of the Fund relative to exchange-listed closed-end funds and open-end funds and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional exchange-listed closed-end fund or open-end fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and its affiliates and other factors, including the reputation and resources of the Adviser and its affiliates to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services to be provided or overseen by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, and based on its review of the materials provided and the assurances received from, and recommendations of, the Adviser, the Board concluded that the nature, extent and quality of services expected to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the Agreement.
Fund Performance
The Board noted that, because the Fund had not yet commenced operations when the Agreement was approved, the Fund had no performance record.
Management Fees and Expenses
The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.
After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the Fund were not deemed to be excessive by the Board.
The Board also considered direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board considered that, as an interval fund, the Fund allows for (i) daily subscriptions, which allow for assets to increase over time, (ii) quarterly repurchases, which allow for assets to decrease periodically, and (iii) changes in leverage, all of which results in more complex portfolio management, tax, accounting, regulatory and administrative processes than exchange-listed closed-end funds and open-end funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the Agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in the benefits from economies of scale in the future, if any, when they are realized by the Adviser.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
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43222    11.30.23

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Opportunities Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	January 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	January 23, 2024